DIVIDENDS RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2022
DIVIDENDS RECEIVABLES
Schedule of dividends receivable

	3/31/2022	12/31/2021
Affiliates
Itaipu Binacional	104,194	1,949
Lajeado Energia S.A.	107,904	101,318
Equatorial Maranhão Distribuidora de Energia S.A.	63,650	—
Interligação Elétrica do Madeira S.A. - IE Madeira	60,238	60,238
Companhia de Transmissão de Energia Elétrica Paulista S.A. – CTEEP	—	40,431
Belo Monte Transmissora de Energia S.A. – BMTE	25,714	37,964
Manaus Construtora LTDA	23,298	23,298
Energética Águas da Pedra S.A. – EAPSA	21,854	21,854
Companhia Estadual de Geração de Energia Elétrica – CEEE-G	16,687	18,522
CEB Lajeado S.A.	20,210	17,267
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	14,453	14,453
Mata de Santa Genebra Transmissão S.A	13,560	13,560
Goiás Transmissão S.A.	10,594	10,594
MGE Transmissão S.A.	10,498	10,498
Sistema de Transmissão Nordeste S.A. – STN	9,428	9,428
Retiro Baixo Energética S.A.	7,072	7,072
Paulista Lajeado Energia S.A.	5,513	5,371
Paranaíba Transmissora de Energia S.A.	4,997	4,997
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T (a)	—	4,064
Transenergia São Paulo S.A.	2,691	2,691
Empresa Metropolitana de Águas e Energia S.A. – EMAE	2,777	—
Others	29,629	37,573
Total	554,961	443,142

(a)	Companhia Estadual de Transmissão de Energia Elétrica (CEEE-T) is classified as held for sale - see Note 37.